Fair Value Measurements and Derivative Instruments (Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Asset Derivatives
Asset Derivatives	$ 39,994	$ 65,297
Liability Derivatives
Liability Derivatives	257,728	201,812
Designated as Hedging Instrument
Asset Derivatives
Asset Derivatives	34,990	58,576
Liability Derivatives
Liability Derivatives	255,005	199,795
Not Designated as Hedging Instrument
Asset Derivatives
Asset Derivatives	5,004	6,721
Liability Derivatives
Liability Derivatives	2,723	2,017
Interest rate swaps | Designated as Hedging Instrument | Other Assets
Asset Derivatives
Asset Derivatives	11	23,518
Interest rate swaps | Designated as Hedging Instrument | Other long-term Liabilities
Liability Derivatives
Liability Derivatives	64,168	40,467
Foreign currency forward contracts | Designated as Hedging Instrument | Other Assets
Asset Derivatives
Asset Derivatives	9,380	10,844
Foreign currency forward contracts | Designated as Hedging Instrument | Derivative Financial Instruments
Asset Derivatives
Asset Derivatives	0	4,044
Liability Derivatives
Liability Derivatives	75,260	39,665
Foreign currency forward contracts | Designated as Hedging Instrument | Other long-term Liabilities
Liability Derivatives
Liability Derivatives	64,711	16,854
Foreign currency forward contracts | Not Designated as Hedging Instrument | Other Assets
Asset Derivatives
Asset Derivatives	0	1,579
Foreign currency forward contracts | Not Designated as Hedging Instrument | Derivative Financial Instruments
Asset Derivatives
Asset Derivatives	3,186	1,751
Liability Derivatives
Liability Derivatives	2,419	808
Foreign currency forward contracts | Not Designated as Hedging Instrument | Other long-term Liabilities
Liability Derivatives
Liability Derivatives	0	833
Fuel contracts | Designated as Hedging Instrument | Other Assets
Asset Derivatives
Asset Derivatives	8,677	9,204
Fuel contracts | Designated as Hedging Instrument | Derivative Financial Instruments
Asset Derivatives
Asset Derivatives	16,922	10,966
Liability Derivatives
Liability Derivatives	16,901	37,627
Fuel contracts | Designated as Hedging Instrument | Other long-term Liabilities
Liability Derivatives
Liability Derivatives	33,965	65,182
Fuel contracts | Not Designated as Hedging Instrument | Other Assets
Asset Derivatives
Asset Derivatives	175	587
Fuel contracts | Not Designated as Hedging Instrument | Derivative Financial Instruments
Asset Derivatives
Asset Derivatives	1,643	2,804
Liability Derivatives
Liability Derivatives	295	376
Fuel contracts | Not Designated as Hedging Instrument | Other long-term Liabilities
Liability Derivatives
Liability Derivatives	$ 9	$ 0